FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record

Nuveen Symphony Credit Opportunities Fund

Company Name	Ticker	Security ID	Meeting Date	Meeting Type	Proponent	Proposal	Management Recommendation	Vote Instruction
Catalyst Paper Corporation	CTLUF	14888T104	07-May-13	Annual	Management	Ratify KPMG LLP as Auditors	For	For

Nuveen Symphony Floating Rate Income Fund

Company Name	Ticker	Security ID	Meeting Date	Meeting Type	Proponent	Proposal	Management Recommendation	Vote Instruction
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Gary Barber	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director James Dondero	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Jason O. Hirschhorn	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Ann Mather	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Fredric G. Reynolds	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Nancy Tellem	For	For
MGM Holdings Inc.	MGMB	55303C101	12-Nov-13	Annual	Management	Elect Director Kevin Ulrich	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust III

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 21, 2014